Marketable Securities - Schedule of Fair Values of the Marketable Securities (Details) - Shares in Battery Age Minerals Ltd [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Marketable Securities - Schedule of Fair Values of the Marketable Securities (Details) [Line Items]
Number of shares (in Shares)	2,125,000	2,125,000
Cost	$ 804,270	$ 804,270
Accumulated unrealized holding loss	(680,358)	(616,845)
Fair Value	$ 123,912	$ 187,425